INTERESTS IN JOINT ARRANGEMENTS (Details Textual) $ in Thousands, $ in Thousands					4 Months Ended	12 Months Ended
	Sep. 13, 2023	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CLP ($)	Oct. 13, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Mar. 12, 2024 ha	Sep. 06, 2023 ha	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of produced output to be purchased						100.00%
Uruguay Joint Operation [member] | Major business combination [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Area of plantations to be acquired | ha							32,000
Area of plantations to be acquired eucalyptus | ha							19,000
Eurofes SA and Forestol Cano Sur SA [member] | Share Purchase Agreement [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Area of plantations to be acquired | ha								32,000
Area of plantations to be acquired eucalyptus | ha								20,000
Forestal Arauco S.A. [member] | Agrícola Fresno SpA [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations | $				$ 1,000
Percentage of interests in joint operation				50.00%
Capital commitment to joint venture | $									$ 7,452	$ 31,998
Proportion of ownership interest after subsequent contribution										50.00%
Arauco Ventures Limited [member] | Tree Co [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations | $					$ 11,000
Percentage of interests in joint operation	51.1278%
Capital commitment to joint venture | $					$ 48,900	$ 48,900
Eka Chile S.A [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation						50.00%
Sonae Arauco S.A. [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation						50.00%
Aaruaco [member] | Bottom of range [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation						50.00%
E2E S.A. [member] | Maderas Arauco S.A. [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Contribution to joint ventures loan capitalization		$ 5,254	$ 4,446,808